[logo] PIONEER Investments(R)




August 5, 2010


VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549


Re:  Pioneer Fundamental Growth Fund (the "Fund")
     (File Nos. 333-89354 and 811-21108)
     CIK No. 0001174520


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and Statement of Additional Information relating to the offering of Pioneer Fundamental Growth Fund Class A, B, C and Y shares do not differ from those contained in Post-Effective Amendment No. 10 to the Fund's registration statement on Form N-1A filed electronically with the Commission on July 29, 2010 (SEC Accession No. 0001174520-10-000029).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4519.


Very truly yours,


/s/ Lauren Giudice
-----------------------
    Lauren Giudice



cc:   Christopher J. Kelley, Esq.
      Toby R. Serkin, Esq



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups"